[USAA EAGLE LOGO]    USAA INVESTMENT MANAGEMENT COMPANY
                     ----------------------------------------------------------
                     9800 Fredericksburg Road   San Antonio, Texas  78288




                               August 1, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    USAA Tax Exempt Fund, Inc.
       1933 Act File No. 2-75093
       1940 Act File No. 811-3333


Dear Sir or Madam:

       Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registrant's registration statement as filed on July 30, 1997, and the text of the most recent post-effective amendment to the registrant's registration statement has been filed electronically.


                                       Sincerely,


                                       /s/ Mark S. Howard
                                       ----------------------------------
                                       Mark S. Howard
                                       Executive Director
                                       Securities Counsel

cc:    Philip H. Newman, Esq.
       Alex M. Ciccone